Due to banks and correspondents - Loan received from foreign entities (Parenthetical) (Detail) S/ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 PEN (S/)
Inteligo Bank [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate	$ 0.43
Credit Suisse First Boston [Member] | Inteligo Bank [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate	0.65		$ 0.69
Proceeds from long term borrowings	40,000,000,000		60,000,000,000
Bank J Sarfa Sarasin [Member] | Inteligo Bank [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate	0.84		0.85
Proceeds from long term borrowings	6,000,000,000		23,000,000,000
Development Bank Of Latin America Two [Member] | Inteligo Bank [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Proceeds from long term borrowings	$ 35,000,000,000	S/ 139,545,000	$ 35,000,000,000	S/ 126,735,000
Borrowings Maturity	maturing in 2022	maturing in 2022	maturing in 2022	maturing in 2022
Borrowings adjustment to interest rate basis	0.57%	0.57%
Bottom of range [member] | Due To Foreign Entities [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate	$ 0.43		$ 0.69
Top of range [member] | Due To Foreign Entities [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate	$ 1.62		$ 2.87